Assets pledged and collateral (Tables)	12 Months Ended
Dec. 31, 2018
Assets pledged and collateral	Assets pledged
end of	2018	2017
CHF million
Total assets pledged or assigned as collateral	117,895	130,038
of which encumbered	58,672	73,189

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2018	2017
CHF million
Fair value of collateral received with the right to sell or repledge	406,389	433,190
of which sold or repledged	193,267	212,155

Schedule of Other Assets Pledged and Collateral
Other information
end of	2018	2017
CHF million
Swiss National Bank required minimum liquidity reserves	2,042	2,043
Other cash and securities restricted under Swiss and foreign regulations for financial institutions	25,139	26,969

Bank
Assets pledged and collateral	Assets pledged
end of	2018	2017
CHF million
Total assets pledged or assigned as collateral	117,895	130,038
of which encumbered	58,672	73,189

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2018	2017
CHF million
Fair value of collateral received with the right to sell or repledge	406,389	433,190
of which sold or repledged	193,267	212,155

Schedule of Other Assets Pledged and Collateral
Other information
end of	2018	2017
CHF million
Swiss National Bank required minimum liquidity reserves	2,042	2,043
Other cash and securities restricted under Swiss and foreign regulations for financial institutions	24,681	26,928